PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
Depreciation on utilities, transport, communication and energy assets is calculated on a straight-line basis over the estimated service lives of the components of the assets, which are as follows:

(YEARS)	Useful Lives
Buildings	Up to 70
Leasehold improvements	Up to 50
District energy systems and gas storage assets	Up to 50
Machinery, equipment, transmission stations and towers	Up to 40
Network systems	Up to 60
Rail and transport assets	Up to 40
Depreciation of an asset commences when it is available for use. PP&E is depreciated on a straight-line basis over the estimated useful lives of each component of the asset as follows:

(YEARS)	Useful Lives
Buildings	Up to 50
Leasehold improvements	Up to 40
Machinery and equipment	Up to 20
Oil and gas related equipment	Up to 10
Depreciation on renewable power generating assets is calculated on a straight-line basis over the estimated service lives of the assets, which are as follows:

(YEARS)	Useful Lives
Dams	Up to 115
Penstocks	Up to 60
Powerhouses	Up to 115
Hydroelectric generating units	Up to 115
Wind generating units	Up to 30
Solar generating units	Up to 30
Other assets	Up to 60

	Cost		Accumulated Fair Value Changes		Accumulated Depreciation		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2017	2016	2017	2016	2017	2016	2017	2016
Balance, beginning of year	$5,783	$5,300	$694	$612	$(825)	$(596)	$5,652	$5,316
Additions/(dispositions)[1], net of assets reclassified as held for sale	(502)	254	44	—	246	(6)	(212)	248
Acquisitions through business combinations	281	652	—	—	—	—	281	652
Foreign currency translation	292	(423)	1	—	(13)	21	280	(402)
Fair value changes	—	—	59	82	—	—	59	82
Depreciation expenses	—	—	—	—	(281)	(244)	(281)	(244)
Balance, end of year	$5,854	$5,783	$798	$694	$(873)	$(825)	$5,779	$5,652

1.	For accumulated depreciation, (additions)/dispositions
The following table presents our renewable power property, plant and equipment measured at fair value by geography:

AS AT DEC. 31 (MILLIONS)	2017	2016
North America	$22,832	$17,132
Brazil	3,443	2,893
Colombia	5,401	5,275
Europe	1,088	1,253
Other[1]	826	—
	$33,590	$26,553

1.	Other refers primarily to South Africa, China, India, Malaysia and Thailand
Our renewable power property, plant and equipment consists of the following:

	Hydroelectric		Wind Energy, Solar and Other		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2017	2016	2017	2016	2017	2016
Cost, beginning of year	$14,382	$7,441	$3,649	$3,509	$18,031	$10,950
Additions, net of disposals and assets reclassified as held for sale	256	253	(273)	80	(17)	333
Acquisitions through business combinations	—	5,731	6,923	10	6,923	5,741
Foreign currency translation	29	957	25	50	54	1,007
Cost, end of year	14,667	14,382	10,324	3,649	24,991	18,031

Accumulated fair value changes, beginning of year	11,440	11,035	858	615	12,298	11,650
Fair value changes	341	100	33	216	374	316
Dispositions and assets reclassified as held for sale	(8)	—	—	—	(8)	—
Foreign currency translation and other	403	305	213	27	616	332
Accumulated fair value changes, end of year	12,176	11,440	1,104	858	13,280	12,298

Accumulated depreciation, beginning of year	(2,947)	(2,248)	(829)	(614)	(3,776)	(2,862)
Depreciation expenses	(579)	(586)	(287)	(217)	(866)	(803)
Dispositions and assets reclassified as held for sale	—	9	51	5	51	14
Foreign currency translation and other	(38)	(122)	(52)	(3)	(90)	(125)
Accumulated depreciation, end of year	(3,564)	(2,947)	(1,117)	(829)	(4,681)	(3,776)
Balance, end of year	$23,279	$22,875	$10,311	$3,678	$33,590	$26,553
The company’s property, plant and equipment relates to the operating segments as shown below:

	Renewable Power (a)		Infrastructure (b)		Real Estate (c)		Private Equity and Other (d)		Total
AS AT DEC. 31 (MILLIONS)	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016
Costs	$24,991	$18,031	$9,253	$8,045	$5,854	$5,783	$4,050	$5,268	$44,148	$37,127
Accumulated fair value changes[1]	13,280	12,298	3,272	2,690	798	694	(231)	(243)	17,119	15,439
Accumulated depreciation	(4,681)	(3,776)	(1,622)	(1,190)	(873)	(825)	(1,086)	(1,429)	(8,262)	(7,220)
Total	$33,590	$26,553	$10,903	$9,545	$5,779	$5,652	$2,733	$3,596	$53,005	$45,346

1.	The accumulated fair value changes for private equity and other represent accumulated impairment charges, as assets in these segments are carried at amortized cost
Our infrastructure property, plant and equipment consists of the following:

	Utilities (i)		Transport (i)		Energy (i)		Sustainable Resources (ii)		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016
Cost, beginning of year	$2,894	$2,945	$2,361	$1,953	$2,382	$1,487	$408	$340	$8,045	$6,725
Additions, net of disposals and assets reclassified as held for sale	350	367	103	78	81	89	93	5	627	539
Acquisitions through business combinations	—	—	—	242	100	825	—	—	100	1,067
Foreign currency translation	229	(418)	191	88	67	(19)	(6)	63	481	(286)
Cost, end of year	3,473	2,894	2,655	2,361	2,630	2,382	495	408	9,253	8,045

Accumulated fair value changes, beginning of year	1,044	946	782	973	351	209	513	385	2,690	2,513
Fair value changes	136	184	24	25	257	123	13	56	430	388
Foreign currency translation and other	76	(86)	67	(216)	21	19	(12)	72	152	(211)
Accumulated fair value changes, end of year	1,256	1,044	873	782	629	351	514	513	3,272	2,690

Accumulated depreciation, beginning of year	(384)	(291)	(517)	(418)	(258)	(172)	(31)	(19)	(1,190)	(900)
Depreciation expenses	(113)	(128)	(147)	(126)	(117)	(99)	(10)	(19)	(387)	(372)
Dispositions and assets reclassified as held for sale	16	1	22	1	4	—	3	1	45	3
Foreign currency translation and other	(28)	34	(45)	26	(12)	13	(5)	6	(90)	79
Accumulated depreciation, end of year	(509)	(384)	(687)	(517)	(383)	(258)	(43)	(31)	(1,622)	(1,190)
Balance, end of year	$4,220	$3,554	$2,841	$2,626	$2,876	$2,475	$966	$890	$10,903	$9,545
The following table presents the changes to the carrying value of the company’s property, plant and equipment assets included in these operations:

	Cost		Accumulated Impairment		Accumulated Depreciation		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2017	2016	2017	2016	2017	2016	2017	2016
Balance, beginning of year	$5,268	$5,309	$(243)	$(231)	$(1,429)	$(1,197)	$3,596	$3,881
Additions/(dispositions)[1], net of assets reclassified as held for sale	(1,966)	(101)	36	4	752	125	(1,178)	28
Acquisitions through business combinations	501	—	—	—		—	501	—
Foreign currency translation	247	60	(16)	(16)	(51)	(14)	180	30
Depreciation expenses	—	—	—	—	(358)	(343)	(358)	(343)
Impairment charges	—	—	(8)	—	—	—	(8)	—
Balance, end of year	$4,050	$5,268	$(231)	$(243)	$(1,086)	$(1,429)	$2,733	$3,596

1.	For accumulated depreciation, (additions)/dispositions

Schedule of significant unobservable inputs
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Dec. 31, 2017	Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Fixed income securities and other	$409	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Warrants (common shares and warrants)	246	Black-Scholes model	• Volatility	• Increases (decreases) in volatility increase (decreases) fair value
			• Term to maturity	• Increases (decreases) in term to maturity increase (decrease) fair value
			• Risk free interest rate	• Increases (decreases) in the risk-free interest rate increase (decrease) fair value
Limited-life funds (subsidiary equity obligations)	(1,559)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
			• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value
			• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value
Derivative assets/Derivative liabilities (accounts receivable/payable)	213 /	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
	(704)		• Forward exchange rates (from observable forward exchange rates at the end of the reporting period)	• Increases (decreases) in the forward exchange rate increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
The following table presents the change in the balance of financial assets and liabilities classified as Level 3 as at December 31, 2017 and 2016:

	Financial Assets		Financial Liabilities
FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2017	2016	2017	2016
Balance, beginning of year	$1,739	$1,691	$1,449	$1,261
Fair value changes in net income	(313)	(102)	(2)	48
Fair value changes in other comprehensive income[1]	5	(12)	67	35
Additions, net of disposals	(562)	162	749	105
Balance, end of year	$869	$1,739	$2,263	$1,449

1.	Includes foreign currency translation
The significant unobservable inputs (Level 3) included in the discounted cash flow models used when determining the fair value of standing timber and agricultural assets include:

Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Timber / agricultural prices	• Increases (decreases) in price increase (decrease) fair value	• Increases (decreases) in price tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from price
	• Discount rate/terminal capitalization rate	• Increases (decreases) in discount rate or terminal capitalization rate decrease (increase) fair value	• Decreases (increases) in discount rates or terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from rates
	• Exit Date	• Increases (decreases) in exit date decrease (increase) fair value	• Increases (decreases) in the exit date tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
The following table summarizes the key valuation metrics of the company’s investment properties:

	2017			2016
AS AT DEC. 31	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)
Core office
United States	7.0%	5.8%	13	6.8%	5.6%	12
Canada	6.1%	5.5%	10	6.2%	5.5%	10
Australia	7.0%	6.1%	10	7.3%	6.1%	10
Europe	n/a	n/a	n/a	6.0%	5.0%	12
Brazil	9.7%	7.6%	7	9.3%	7.5%	10
Opportunistic and other
Opportunistic office	9.7%	6.9%	8	9.9%	7.6%	7
Opportunistic retail	9.0%	8.0%	10	10.2%	8.1%	12
Industrial	6.8%	6.2%	10	7.4%	6.6%	10
Multifamily	4.8%	n/a	n/a	4.9%	n/a	n/a
Triple net lease	6.4%	n/a	n/a	6.1%	n/a	n/a
Self-storage	5.8%	n/a	n/a	6.2%	n/a	n/a
Student housing	5.8%	n/a	n/a	5.9%	n/a	n/a
Manufactured housing	5.8%	n/a	n/a	n/a	n/a	n/a
Other investment properties	5.8%	n/a	n/a	5.4%	n/a	n/a
Significant unobservable inputs (Level 3) are utilized when determining the fair value of investment properties. The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	• Future cash flows – primarily driven by net operating income	• Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value	• Decreases (increases) in terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from terminal capitalization rates
The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	• Future cash flows – primarily driven by future electricity price assumptions	• Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value	• Increases (decreases) in terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from terminal capitalization rates
	• Exit date	• Increases (decreases) in the exit date decrease (increase) fair value	• Increases (decreases) in the exit date tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
Valuations utilize significant unobservable inputs (Level 3) when determining the fair value of infrastructure’s utilities, transport and energy assets. The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	• Terminal capitalization multiple	• Increases (decreases) in terminal capitalization multiple increases (decreases) fair value	• Increases (decreases) in terminal capitalization multiple tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from terminal capitalization multiple
	• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value	• Increases (decreases) in the investment horizon tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	• Future cash flows – primarily driven by avoided cost or future replacement value	• Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value	• Increases (decreases) in the investment horizon tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year

Key valuation metrics of the company’s utilities, transport, energy and sustainable resources assets at the end of 2017 and 2016 are summarized below.

	Utilities		Transport		Energy		Sustainable Resources
AS AT DEC. 31	2017	2016	2017	2016	2017	2016	2017	2016
Discount rates	7 – 12%	7 – 12%	10 – 15%	10 – 17%	12 – 15%	9 – 14%	5 – 8%	6%
Terminal capitalization multiples	7x – 21x	7x – 18x	9x – 14x	8x – 14x	8x – 13x	10x – 12x	n/a	n/a
Investment horizon / Exit date(years)	10 – 20	10 – 20	10 – 20	10 – 20	10	10	3 – 30	3 – 30

Valuations utilize significant unobservable inputs (Level 3) when determining the fair value of sustainable resources assets. The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	• Future cash flows – primarily driven by avoided cost or future replacement value	• Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value	• Increases (decreases) in the investment horizon tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
This valuation utilizes the following significant unobservable inputs:

Valuation Technique	Significant Unobservable Input(s)	Relationship of Unobservable Input(s) to Fair Value	Mitigating Factor(s)
Discounted cash flow models	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) the recoverable amount	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in recoverable amounts from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) the recoverable amount	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from discount rates
	• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) the recoverable amount	• Increases (decreases) in terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from terminal capitalization rates
	• Exit date	• Increases (decreases) in the exit date decrease (increase) the recoverable amount	• Increases (decreases) in the exit date tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
The recoverable amounts used in goodwill impairment testing are calculated using discounted cash flow models based on the following significant unobservable inputs:

Valuation Technique	Significant Unobservable Input(s)	Relationship of Unobservable Input(s) to Fair Value	Mitigating Factor(s)
Discounted cash flow models	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) the recoverable amount	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in recoverable amounts from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) the recoverable amount	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from discount rates
	• Terminal capitalization rate/multiple	• Increases (decreases) in terminal capitalization rate/multiple decrease (increase) the recoverable amount
•    Increases (decreases) in terminal capitalization rates/multiple tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from terminal capitalization rates

	• Exit date/terminal year of cash flows	• Increases (decreases) in the exit date/terminal year of cash flows decrease (increase) the recoverable amount
•    Increases (decreases) in the exit date/terminal year of cash flows tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year

Schedule of significant unobservable inputs
Key valuation metrics of the company’s hydro, wind and solar generating facilities at the end of 2017 and 2016 are summarized below.

	North America		Brazil		Colombia		Europe
AS AT DEC. 31	2017	2016	2017	2016	2017	2016	2017	2016
Discount rate
Contracted	4.9 – 6.0%	4.8 – 5.5%	8.9%	9.2%	11.3%	n/a	4.1 – 4.5%	4.1 – 5.0%
Uncontracted	6.5 – 7.6%	6.6 – 7.2%	10.2%	10.5%	12.6%	n/a	5.9 – 6.3%	5.9 – 6.8%
Terminal capitalization rate[1]	6.2 – 7.5%	6.3 – 6.9%	n/a	n/a	12.6%	n/a	n/a	n/a
Exit date	2037	2036	2032	2031	2037	n/a	2031	2031

1.	Terminal capitalization rate applies only to hydroelectric assets in in North America and Colombia

Schedule of power generating assets
Key assumptions on contracted generation and future power pricing are summarized below:

	Total Generation Contracted under Power Purchase Agreements		Power Prices from Long-Term Power Purchase Agreements (weighted average)		Estimates of Future Electricity Prices (weighted average)
AS AT DEC. 31, 2017	1 – 10 years	11 – 20 years	1 – 10 years	11 – 20 years	1 – 10 years	11 – 20 years
North America (prices in US$/MWh)	35%	15%	95	100	60	114
Brazil (prices in R$/MWh)	66%	57%	274	407	309	458
Colombia (prices in COP$/MWh)	17%	—%	211,000	—	238,000	339,000
Europe (prices in €/MWh)	78%	35%	90	107	78	95